JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 65.9%
Aerospace & Defense — 0.6%
Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	33,801,047
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.38%), 0.59%, 5/11/2021 (a)	7,055,000	7,065,322
Leidos, Inc. 2.95%, 5/15/2023(b)	34,563,000	36,168,797
Northrop Grumman Corp. 2.55%, 10/15/2022	5,000,000	5,194,959
Raytheon Technologies Corp.
2.50%, 12/15/2022 (b)	3,131,000	3,243,000
3.20%, 3/15/2024 (b)	5,792,000	6,240,655

		91,713,780

Automobiles — 2.6%
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.41%), 0.63%, 4/12/2021 (a)(b)	12,300,000	12,312,127
3.10%, 4/12/2021 (b)	6,383,000	6,446,528
(ICE LIBOR USD 3 Month + 0.50%), 0.71%, 8/13/2021 (a)(b)	979,000	981,196
2.95%, 4/14/2022 (b)	18,360,000	18,995,077
3.80%, 4/6/2023 (b)	11,020,000	11,860,875
2.25%, 9/15/2023 (b)	18,130,000	18,899,627
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.43%), 0.64%, 2/12/2021 (a)(b)	3,400,000	3,401,560
(ICE LIBOR USD 3 Month + 0.45%), 0.66%, 2/22/2021 (a)(b)	15,023,000	15,032,209
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 5/4/2021 (a)(b)	1,658,000	1,660,443
(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 2/15/2022 (a)(b)	35,447,000	35,681,146
(ICE LIBOR USD 3 Month + 0.88%), 1.09%, 2/22/2022 (a)(b)	28,500,000	28,685,206
3.40%, 2/22/2022 (b)	15,649,000	16,188,779
2.55%, 8/15/2022 (b)	3,106,000	3,209,293
Hyundai Capital America
3.45%, 3/12/2021 (b)	14,976,000	15,091,315
3.00%, 3/18/2021 (b)	5,245,000	5,276,732
2.45%, 6/15/2021 (b)	10,000,000	10,084,375
(ICE LIBOR USD 3 Month + 0.94%), 1.17%, 7/8/2021 (a)(b)	8,250,000	8,257,879

Investments	Principal Amount($)	Value($)
3.10%, 4/5/2022 (b)(c)	2,303,000	2,364,893
2.85%, 11/1/2022 (b)	10,000,000	10,334,375
1.15%, 11/10/2022 (b)	27,058,000	27,134,101
5.75%, 4/6/2023 (b)	10,021,000	11,113,915
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.86%), 1.08%, 9/24/2021 (a)(b)	20,965,000	21,065,434
(ICE LIBOR USD 3 Month + 0.94%), 1.15%, 11/12/2021 (a)(b)	9,806,000	9,872,583
4.00%, 11/12/2021 (b)	12,228,000	12,634,978
2.90%, 5/13/2022 (b)	29,836,000	30,809,315
2.70%, 9/26/2022 (b)	9,928,000	10,298,811
0.75%, 11/23/2022 (b)	7,436,000	7,446,324
3.13%, 5/12/2023 (b)	22,136,000	23,385,219
4.25%, 11/13/2023 (b)	9,666,000	10,625,956

		389,150,271

Banks — 28.1%
ABN AMRO Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.41%), 0.63%, 1/19/2021 (a)(b)	4,400,000	4,402,129
2.65%, 1/19/2021 (b)	21,596,000	21,663,680
(ICE LIBOR USD 3 Month + 0.57%), 0.80%, 8/27/2021 (a)(b)	24,527,000	24,613,433
3.40%, 8/27/2021 (b)	28,298,000	28,943,733
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021 (b)	10,611,000	10,646,583
2.75%, 2/3/2021 (b)	1,635,000	1,641,752
(ICE LIBOR USD 3 Month + 1.01%), 1.23%, 7/28/2021 (a)(b)	13,356,000	13,435,449
2.13%, 7/28/2021 (b)	8,095,000	8,191,654
2.88%, 1/25/2022 (b)	2,585,000	2,660,451
1.90%, 2/13/2023 (b)	3,630,000	3,745,085
3.40%, 3/19/2024 (b)	10,500,000	11,398,699
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.46%), 0.68%, 5/17/2021 (a)(b)	2,300,000	2,304,474
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 6/1/2021 (a)(b)	2,850,000	2,863,141
2.30%, 6/1/2021	1,150,000	1,162,032
(ICE LIBOR USD 3 Month + 0.87%), 1.08%, 11/23/2021 (a)(b)	1,470,000	1,480,655
2.55%, 11/23/2021	375,000	383,332
2.63%, 5/19/2022 (c)	11,522,000	11,922,156
2.63%, 11/9/2022	16,021,000	16,748,818
2.05%, 11/21/2022	12,527,000	12,956,166

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Banco Santander SA (Spain)
3.50%, 4/11/2022 (c)	7,600,000	7,903,295
3.85%, 4/12/2023	6,400,000	6,863,475
2.75%, 5/28/2025	10,000,000	10,643,965
Bank of America Corp.
5.00%, 5/13/2021	3,000,000	3,062,001
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (a)	29,591,000	29,693,012
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (a)	8,560,000	8,683,583
2.50%, 10/21/2022	1,006,000	1,025,392
3.30%, 1/11/2023	1,473,000	1,562,362
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (a)	313,000	322,376
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (a)	8,532,000	8,812,220
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (a)	2,515,000	2,610,081
4.10%, 7/24/2023	1,101,000	1,205,290
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (a)	4,611,000	4,844,051
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (a)	41,517,000	44,280,690
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (a)	18,545,000	20,119,634
(SOFR + 0.73%), 0.81%, 10/24/2024 (a)	37,500,000	37,694,910
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (a)	2,392,000	2,596,059
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 0.62%, 1/22/2021 (a)	51,605,000	51,634,038
Series D, (ICE LIBOR USD 3 Month + 0.46%), 0.68%, 4/13/2021 (a)	3,635,000	3,640,780
Series D, 3.10%, 4/13/2021 (c)	2,099,000	2,121,742
(ICE LIBOR USD 3 Month + 0.79%), 1.02%, 8/27/2021 (a)	525,000	527,826
1.90%, 8/27/2021	5,975,000	6,048,112
(ICE LIBOR USD 3 Month + 0.40%), 0.65%, 9/10/2021 (a)	25,665,000	25,733,757
(ICE LIBOR USD 3 Month + 0.57%), 0.80%, 3/26/2022 (a)	30,500,000	30,682,177
2.90%, 3/26/2022	8,690,000	8,990,034
2.35%, 9/11/2022 (c)	5,511,000	5,716,482
2.05%, 11/1/2022	5,930,000	6,123,041
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.29%), 0.52%, 1/8/2021 (a)	125,000	125,040
2.50%, 1/8/2021	8,413,000	8,432,331
2.45%, 3/22/2021	1,909,000	1,921,777

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.44%), 0.66%, 4/20/2021 (a)	221,000	221,424
3.13%, 4/20/2021	3,243,000	3,278,965
2.80%, 7/21/2021	315,000	320,055
(ICE LIBOR USD 3 Month + 0.64%), 0.89%, 3/7/2022 (a)	10,108,000	10,175,168
2.70%, 3/7/2022	11,850,000	12,221,910
2.45%, 9/19/2022	5,887,000	6,118,453
1.95%, 2/1/2023	11,814,000	12,200,790
1.63%, 5/1/2023 (c)	2,850,000	2,931,755
0.80%, 6/15/2023	29,206,000	29,537,860
2.20%, 2/3/2025	11,499,000	12,147,459
1.30%, 6/11/2025	23,200,000	23,679,788
Banque Federative du Credit Mutuel SA (France)
2.50%, 4/13/2021 (b)	4,724,000	4,762,717
1.96%, 7/21/2021 (b)	55,575,000	56,160,824
2.70%, 7/20/2022 (b)(c)	10,055,000	10,426,985
2.13%, 11/21/2022 (b)	17,217,000	17,788,412
3.75%, 7/20/2023 (b)	4,865,000	5,274,469
0.65%, 2/27/2024 (b)	40,000,000	40,040,421
2.38%, 11/21/2024 (b)	14,071,000	14,945,824
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	23,728,000	24,148,697
Barclays plc (United Kingdom)
3.25%, 1/12/2021	4,567,000	4,580,709
3.20%, 8/10/2021	42,609,000	43,403,779
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 0.98%, 6/11/2021 (a)(c)	9,511,000	9,538,219
3.50%, 6/11/2021	44,885,000	45,512,561
BNP Paribas SA (France)
5.00%, 1/15/2021	13,409,000	13,484,761
(ICE LIBOR USD 3 Month + 0.39%), 0.60%, 8/7/2021 (a)(b)	34,808,000	34,883,089
2.95%, 5/23/2022 (b)	8,058,000	8,359,800
3.50%, 3/1/2023 (b)	9,132,000	9,717,378
3.80%, 1/10/2024 (b)	11,005,000	12,002,952
3.38%, 1/9/2025 (b)	23,275,000	25,370,645
BNZ International Funding Ltd. (New Zealand)
2.75%, 3/2/2021 (b)	750,000	754,675
(ICE LIBOR USD 3 Month + 0.98%), 1.23%, 9/14/2021 (a)(b)	21,969,000	22,106,976
2.10%, 9/14/2021 (b)	7,705,000	7,808,707
2.65%, 11/3/2022 (b)(c)	4,855,000	5,064,013
3.38%, 3/1/2023 (b)	13,260,000	14,112,210
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.32%), 0.53%, 2/2/2021 (a)	1,689,000	1,689,841

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.70%, 2/2/2021	2,324,000	2,333,477
2.55%, 6/16/2022	740,000	766,294
0.95%, 6/23/2023	40,429,000	40,934,727
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (a)(c)	12,898,000	13,360,603
2.25%, 1/28/2025	11,181,000	11,839,114
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (a)	2,246,000	2,284,685
Capital One NA
2.95%, 7/23/2021	4,410,000	4,474,130
2.25%, 9/13/2021 (c)	9,212,000	9,334,629
2.15%, 9/6/2022	24,273,000	24,986,825
Citibank NA
(ICE LIBOR USD 3 Month + 0.35%), 0.56%, 2/12/2021 (a)(c)	1,050,000	1,050,399
2.85%, 2/12/2021	9,828,000	9,855,960
(ICE LIBOR USD 3 Month + 0.57%), 0.78%, 7/23/2021 (a)	4,545,000	4,556,309
3.40%, 7/23/2021	850,000	865,041
(ICE LIBOR USD 3 Month + 0.53%), 0.76%, 2/19/2022 (a)(c)	31,435,000	31,466,075
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022 (a)	22,000,000	22,132,627
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 3/30/2021 (a)	9,735,000	9,777,762
2.70%, 3/30/2021	3,754,000	3,783,601
(ICE LIBOR USD 3 Month + 1.19%), 1.40%, 8/2/2021 (a)(c)	7,950,000	8,007,677
(ICE LIBOR USD 3 Month + 1.07%), 1.32%, 12/8/2021 (a)(c)	7,645,000	7,710,696
2.90%, 12/8/2021	4,511,000	4,617,598
2.75%, 4/25/2022	7,335,000	7,563,210
(SOFR + 0.87%), 2.31%, 11/4/2022 (a)	6,152,000	6,257,630
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (a)	2,097,000	2,177,459
(SOFR + 1.67%), 1.68%, 5/15/2024 (a)	500,000	513,846
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (a)	1,937,000	2,103,094
(SOFR + 0.69%), 0.78%, 10/30/2024 (a)	34,600,000	34,693,892
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (a)	21,891,000	23,726,839
Citizens Bank NA
2.55%, 5/13/2021	16,676,000	16,812,243

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.72%), 0.94%, 2/14/2022 (a)	13,543,000	13,605,279
3.25%, 2/14/2022	15,501,000	15,999,810
2.65%, 5/26/2022	5,954,000	6,137,895
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/10/2022 (a)(b)	2,348,000	2,365,915
2.75%, 3/10/2022 (b)	1,452,000	1,498,055
2.50%, 9/18/2022 (b)	13,980,000	14,527,558
1.63%, 10/17/2022 (b)	25,290,000	25,907,945
3.45%, 3/16/2023 (b)	1,553,000	1,663,935
Cooperatieve Rabobank UA (Netherlands)
4.50%, 1/11/2021	1,886,000	1,894,600
2.50%, 1/19/2021	3,950,000	3,961,445
(ICE LIBOR USD 3 Month + 0.43%), 0.64%, 4/26/2021 (a)	7,490,000	7,502,244
3.13%, 4/26/2021	13,515,000	13,669,747
(ICE LIBOR USD 3 Month + 0.83%), 1.05%, 1/10/2022 (a)	3,700,000	3,730,170
2.75%, 1/10/2022	420,000	431,594
3.88%, 2/8/2022	18,176,000	18,937,938
2.75%, 1/10/2023	2,089,000	2,195,784
3.88%, 9/26/2023 (b)	6,490,000	7,092,467
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	31,181,000	33,534,738
3.25%, 10/4/2024 (b)	4,458,000	4,839,784
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.13%, 12/10/2020	51,883,000	51,915,168
(ICE LIBOR USD 3 Month + 2.29%), 2.51%, 4/16/2021 (a)	6,956,000	7,012,905
3.45%, 4/16/2021	17,850,000	18,054,918
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022 (b)	44,859,000	46,175,944
DNB Bank ASA (Norway)
2.38%, 6/2/2021 (b)(c)	7,871,000	7,956,543
2.15%, 12/2/2022 (b)	35,121,000	36,379,214
Federation des Caisses Desjardins du Quebec (Canada)
1.95%, 9/26/2022 (b)	25,000,000	25,718,981
2.05%, 2/10/2025 (b)	5,200,000	5,453,213
Fifth Third Bancorp
1.63%, 5/5/2023	18,545,000	19,051,075
3.65%, 1/25/2024	23,511,000	25,594,869
2.38%, 1/28/2025	1,056,000	1,117,439
Fifth Third Bank NA (ICE LIBOR USD 3 Month + 0.44%), 0.65%, 7/26/2021 (a)	14,045,000	14,075,379
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (a)	592,000	609,697

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
HSBC USA, Inc. 3.50%, 6/23/2024	5,000,000	5,437,534
Huntington Bancshares, Inc.
3.15%, 3/14/2021	3,125,000	3,142,699
2.63%, 8/6/2024	23,250,000	24,886,547
Huntington National Bank (The)
(ICE LIBOR USD 3 Month + 0.55%), 0.77%, 2/5/2021 (a)	11,594,000	11,599,832
3.25%, 5/14/2021	7,344,000	7,424,717
3.13%, 4/1/2022	2,128,000	2,204,439
2.50%, 8/7/2022	16,029,000	16,583,603
1.80%, 2/3/2023	500,000	514,655
3.55%, 10/6/2023	1,640,000	1,779,611
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.37%, 3/29/2022 (a)	21,325,000	21,556,547
3.15%, 3/29/2022	58,170,000	60,244,518
4.10%, 10/2/2023	3,730,000	4,103,075
KeyBank NA
2.40%, 6/9/2022	965,000	995,209
2.30%, 9/14/2022	5,119,000	5,300,350
1.25%, 3/10/2023	500,000	509,845
KeyCorp 5.10%, 3/24/2021	12,301,000	12,483,055
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 0.70%, 5/7/2021 (a)	2,101,000	2,104,868
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.80%), 1.03%, 6/21/2021 (a)	300,000	301,157
3.10%, 7/6/2021	1,445,000	1,468,622
3.00%, 1/11/2022	7,896,000	8,118,513
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (a)	70,685,000	72,717,026
4.05%, 8/16/2023	2,116,000	2,305,970
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (a)	3,334,000	3,478,098
Manufacturers & Traders Trust Co. 2.63%, 1/25/2021	265,000	265,399
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.86%, 7/26/2021 (a)	9,060,000	9,089,726
3.54%, 7/26/2021	17,367,000	17,720,901
(ICE LIBOR USD 3 Month + 1.06%), 1.31%, 9/13/2021 (a)	6,387,000	6,433,769
2.19%, 9/13/2021	1,877,000	1,903,234
(ICE LIBOR USD 3 Month + 0.92%), 1.12%, 2/22/2022 (a)	4,789,000	4,831,747
3.00%, 2/22/2022	42,869,000	44,242,474

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/7/2022 (a)	22,890,000	23,023,749
3.22%, 3/7/2022	3,842,000	3,980,092
2.62%, 7/18/2022	20,517,000	21,266,386
2.67%, 7/25/2022	10,807,000	11,190,065
3.46%, 3/2/2023	351,000	373,890
3.76%, 7/26/2023	2,493,000	2,701,982
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (a)	44,500,000	44,701,132
2.19%, 2/25/2025	5,619,000	5,918,103
1.41%, 7/17/2025	10,000,000	10,212,744
Mizuho Bank Ltd. (Japan) 3.20%, 3/26/2025 (b)	600,000	659,368
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	54,552,000	55,010,550
(ICE LIBOR USD 3 Month + 1.14%), 1.39%, 9/13/2021 (a)	15,690,000	15,816,629
2.27%, 9/13/2021	17,600,000	17,867,204
(ICE LIBOR USD 3 Month + 0.94%), 1.16%, 2/28/2022 (a)	11,765,000	11,874,897
2.60%, 9/11/2022	14,686,000	15,257,852
3.55%, 3/5/2023	3,942,000	4,206,990
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (a)	4,363,000	4,509,729
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024 (a)	15,000,000	15,205,700
(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/8/2024 (a)	29,700,000	29,775,612
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (a)	8,066,000	8,791,913
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	9,413,000	9,868,163
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (b)	200,000	219,286
MUFG Union Bank NA
3.15%, 4/1/2022	1,220,000	1,262,980
(SOFR + 0.71%), 0.79%, 12/9/2022 (a)	24,750,000	24,879,785
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 1/12/2021 (a)(b)	7,670,000	7,672,969
2.50%, 1/12/2021	1,735,000	1,738,938
2.63%, 1/14/2021	1,048,000	1,050,924
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 7/12/2021 (a)(b)	4,750,000	4,777,664
1.88%, 7/12/2021	3,895,000	3,932,458
3.38%, 9/20/2021	6,250,000	6,397,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.71%), 0.93%, 11/4/2021 (a)(b)	18,111,000	18,226,246
3.70%, 11/4/2021	250,000	257,880
2.50%, 5/22/2022	8,967,000	9,265,924
1.88%, 12/13/2022	7,765,000	8,018,613
3.00%, 1/20/2023	5,600,000	5,917,951
2.88%, 4/12/2023	3,345,000	3,529,902
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 3/21/2021 (a)(b)	60,000,000	60,057,788
2.15%, 10/7/2022 (b)	13,125,000	13,538,252
2.10%, 2/1/2023	43,700,000	45,189,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (a)	15,000,000	15,104,708
Natwest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (a)	133,000	137,836
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (a)	10,045,000	11,063,233
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	21,227,000	22,385,713
Nordea Bank Abp (Finland)
4.88%, 1/14/2021 (b)	4,908,000	4,934,023
(ICE LIBOR USD 3 Month + 0.99%), 1.22%, 5/27/2021 (a)(b)	4,600,000	4,621,549
2.25%, 5/27/2021 (b)	46,490,000	46,927,346
1.00%, 6/9/2023 (b)	15,826,000	16,040,513
0.75%, 8/28/2025 (b)(c)	10,000,000	10,015,170
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 0.47%, 1/22/2021 (a)	1,850,000	1,850,618
(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022 (a)	6,211,000	6,287,879
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022 (a)	3,610,000	3,671,914
(ICE LIBOR USD 3 Month + 0.00%), 1.74%, 2/24/2023 (a)	2,405,000	2,448,253
PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022 (d)	1,465,000	1,533,682
Regions Financial Corp. 2.25%, 5/18/2025	1,680,000	1,777,634
Royal Bank of Canada (Canada) 2.50%, 1/19/2021	215,000	215,632

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.40%), 0.61%, 1/25/2021 (a)	11,147,000	11,153,443
(ICE LIBOR USD 3 Month + 0.39%), 0.60%, 4/30/2021 (a)	8,135,000	8,146,592
(ICE LIBOR USD 3 Month + 0.73%), 0.94%, 2/1/2022 (a)	1,333,000	1,343,120
1.95%, 1/17/2023	479,000	495,360
1.60%, 4/17/2023	26,338,000	27,078,875
3.70%, 10/5/2023	7,562,000	8,259,310
(SOFR + 0.45%), 0.53%, 10/26/2023 (a)	62,070,000	62,150,890
1.15%, 6/10/2025 (c)	15,000,000	15,308,956
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	54,211,000	54,357,329
2.88%, 8/5/2021	4,092,000	4,159,487
Santander UK plc (United Kingdom)
2.50%, 1/5/2021	5,590,000	5,600,621
(ICE LIBOR USD 3 Month + 0.62%), 0.87%, 6/1/2021(a)(c)	3,000,000	3,007,710
3.40%, 6/1/2021	6,638,000	6,738,195
(ICE LIBOR USD 3 Month + 0.66%), 0.88%, 11/15/2021 (a)(c)	20,219,000	20,324,968
2.10%, 1/13/2023	26,835,000	27,720,997
2.88%, 6/18/2024	2,200,000	2,363,127
Skandinaviska Enskilda Banken AB (Sweden)
(ICE LIBOR USD 3 Month + 0.43%), 0.65%, 5/17/2021 (a)(b)	200,000	200,320
3.25%, 5/17/2021 (b)	41,540,000	42,073,955
1.88%, 9/13/2021	22,200,000	22,505,517
3.05%, 3/25/2022 (b)	13,760,000	14,242,346
2.20%, 12/12/2022 (b)	10,957,000	11,364,820
0.55%, 9/1/2023 (b)(c)	21,337,000	21,331,666
Societe Generale SA (France)
(ICE LIBOR USD 3 Month + 1.33%), 1.56%, 4/8/2021 (a)(b)	5,150,000	5,173,473
2.50%, 4/8/2021 (b)	20,365,000	20,524,345
5.20%, 4/15/2021 (b)	60,174,000	61,250,902
4.25%, 9/14/2023 (b)	8,280,000	9,026,615
2.63%, 1/22/2025 (b)	5,000,000	5,257,868
1.38%, 7/8/2025 (b)	30,000,000	30,575,719
Standard Chartered plc (United Kingdom)
3.05%, 1/15/2021 (b)(c)	39,774,000	39,903,265
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a)(b)(c)	4,300,000	4,363,520
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a)(b)	12,157,000	12,636,041

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a)(b)	12,742,000	12,863,431
Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	2,203,000	2,302,700
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.68%), 1.92%, 3/9/2021 (a)	6,353,000	6,380,448
2.93%, 3/9/2021	6,815,000	6,863,795
(ICE LIBOR USD 3 Month + 1.11%), 1.34%, 7/14/2021 (a)	5,404,000	5,437,973
2.06%, 7/14/2021	1,582,000	1,598,868
(ICE LIBOR USD 3 Month + 1.14%), 1.36%, 10/19/2021 (a)	5,067,000	5,112,494
2.44%, 10/19/2021	29,688,000	30,245,264
(ICE LIBOR USD 3 Month + 0.97%), 1.19%, 1/11/2022 (a)	19,000,000	19,159,925
2.85%, 1/11/2022	262,000	269,198
2.78%, 7/12/2022	34,567,000	35,888,610
2.78%, 10/18/2022	6,875,000	7,182,693
3.10%, 1/17/2023	184,000	194,277
2.70%, 7/16/2024	3,728,000	3,980,776
2.35%, 1/15/2025	5,701,000	6,028,488
1.47%, 7/8/2025	15,000,000	15,337,006
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (b)(c)	15,000,000	15,049,135
Svenska Handelsbanken AB (Sweden)
2.45%, 3/30/2021	12,529,000	12,619,209
(ICE LIBOR USD 3 Month + 0.47%), 0.67%, 5/24/2021 (a)	45,347,000	45,435,052
3.35%, 5/24/2021	68,161,000	69,168,419
1.88%, 9/7/2021	4,537,000	4,592,249
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.93%), 1.18%, 12/14/2020 (a)	2,401,000	2,401,808
(ICE LIBOR USD 3 Month + 0.24%), 0.45%, 1/25/2021 (a)(c)	350,000	350,131
2.55%, 1/25/2021	1,100,000	1,103,783
(ICE LIBOR USD 3 Month + 0.27%), 0.52%, 3/17/2021 (a)	4,905,000	4,908,551
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 4/7/2021 (a)	52,000	52,177
(ICE LIBOR USD 3 Month + 0.43%), 0.68%, 6/11/2021 (a)	2,435,000	2,440,635
3.25%, 6/11/2021	11,301,000	11,480,281
(ICE LIBOR USD 3 Month + 0.90%), 1.12%, 7/13/2021 (a)	5,890,000	5,921,090

Investments	Principal Amount($)	Value($)
1.80%, 7/13/2021	980,000	989,397
1.90%, 12/1/2022	3,189,000	3,288,366
(SOFR + 0.48%), 0.56%, 1/27/2023 (a)	29,380,000	29,462,965
0.75%, 6/12/2023	33,955,000	34,235,418
0.45%, 9/11/2023	48,000	48,049
1.15%, 6/12/2025	24,000,000	24,507,360
0.75%, 9/11/2025 (c)	8,000,000	7,995,354
Truist Bank 2.85%, 4/1/2021	4,492,000	4,521,234
Truist Financial Corp.
(ICE LIBOR USD 3 Month + 0.22%), 0.43%, 2/1/2021 (a)	10,007,000	10,008,422
2.15%, 2/1/2021	1,000,000	1,001,546
2.90%, 3/3/2021	8,319,000	8,356,725
3.20%, 9/3/2021	1,300,000	1,325,498
2.70%, 1/27/2022	271,000	277,995
3.05%, 6/20/2022	17,689,000	18,390,171
3.75%, 12/6/2023	8,520,000	9,322,498
4.00%, 5/1/2025	11,109,000	12,598,589
US Bancorp
2.35%, 1/29/2021	9,682,000	9,696,672
(ICE LIBOR USD 3 Month + 0.64%), 0.85%, 1/24/2022 (a)	54,000	54,322
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 0.53%, 2/4/2021 (a)	21,496,000	21,501,782
3.00%, 2/4/2021 (c)	910,000	912,239
(ICE LIBOR USD 3 Month + 0.32%), 0.53%, 4/26/2021 (a)	1,831,000	1,832,625
(ICE LIBOR USD 3 Month + 0.38%), 0.60%, 11/16/2021 (a)	9,732,000	9,758,732
3.45%, 11/16/2021	279,000	286,848
(ICE LIBOR USD 3 Month + 0.18%), 0.39%, 1/21/2022 (a)	82,771,000	82,843,248
1.80%, 1/21/2022	500,000	508,385
2.65%, 5/23/2022	2,081,000	2,149,339
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.01%), 1.26%, 12/7/2020 (a)	4,393,000	4,393,630
(ICE LIBOR USD 3 Month + 1.34%), 1.59%, 3/4/2021 (a)	5,595,000	5,613,240
(ICE LIBOR USD 3 Month + 1.03%), 1.24%, 7/26/2021 (a)	260,000	261,599
2.10%, 7/26/2021	9,698,000	9,809,806
(ICE LIBOR USD 3 Month + 0.93%), 1.14%, 2/11/2022 (a)	11,657,000	11,674,302
2.63%, 7/22/2022	32,300,000	33,462,380
3.75%, 1/24/2024	4,790,000	5,202,971
(SOFR + 1.60%), 1.65%, 6/2/2024 (a)	24,600,000	25,173,601
3.30%, 9/9/2024	14,904,000	16,266,937
3.00%, 2/19/2025	5,000,000	5,419,119

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 0.73%, 10/22/2021 (a)	445,000	446,607
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (a)(c)	1,900,000	1,923,403
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022 (a)(c)	14,699,000	14,889,776
3.55%, 8/14/2023	16,330,000	17,697,529
Westpac Banking Corp. (Australia)
2.65%, 1/25/2021	9,058,000	9,090,084
(ICE LIBOR USD 3 Month + 1.00%), 1.22%, 5/13/2021 (a)	430,000	432,027
(ICE LIBOR USD 3 Month + 0.85%), 1.08%, 8/19/2021 (a)	1,750,000	1,760,125
(ICE LIBOR USD 3 Month + 0.85%), 1.07%, 1/11/2022 (a)	4,524,000	4,563,576
2.50%, 6/28/2022	8,763,000	9,062,318
2.00%, 1/13/2023	1,140,000	1,180,702
2.35%, 2/19/2025	34,950,000	37,361,814

		4,251,631,728

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium) (ICE LIBOR USD 3 Month + 1.26%), 1.47%, 2/1/2021 (a)	100,000	100,196
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.15%, 1/23/2025 (c)	9,151,000	10,393,415
Heineken NV (Netherlands) 2.75%, 4/1/2023 (b)	6,250,000	6,555,146
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	43,023,000	43,691,147
3.20%, 11/15/2021	2,505,000	2,553,674
PepsiCo, Inc. 3.10%, 7/17/2022	7,570,000	7,886,044

		71,179,622

Biotechnology — 0.8%
AbbVie, Inc.
2.30%, 5/14/2021	10,248,000	10,331,083
(ICE LIBOR USD 3 Month + 0.35%), 0.56%, 5/21/2021 (a)	100,000	100,094
3.38%, 11/14/2021	8,000,000	8,231,976
(ICE LIBOR USD 3 Month + 0.46%), 0.69%, 11/19/2021 (a)	19,800,000	19,843,339
2.15%, 11/19/2021	38,122,000	38,767,588
5.00%, 12/15/2021	7,500,000	7,756,778
3.80%, 3/15/2025	1,332,000	1,488,119
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.15%), 0.37%, 9/17/2021 (a)	29,439,000	29,455,347
3.25%, 9/1/2022	11,140,000	11,641,286

		127,615,610

Investments	Principal Amount($)	Value($)
Capital Markets — 5.5%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	1,606,000	1,769,185
Bank of New York Mellon Corp. (The)
4.15%, 2/1/2021	2,340,000	2,354,953
2.50%, 4/15/2021	798,000	803,154
2.05%, 5/3/2021	3,892,000	3,915,881
2.60%, 2/7/2022 (c)	383,000	392,999
1.85%, 1/27/2023	1,210,000	1,248,002
2.95%, 1/29/2023	396,000	417,323
3.50%, 4/28/2023	818,000	879,245
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (a)	5,401,000	5,576,859
Brookfield Asset Management, Inc. (Canada) 4.00%, 1/15/2025	4,046,000	4,503,825
Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 0.53%, 5/21/2021 (a)	11,272,000	11,284,985
3.23%, 9/1/2022	300,000	315,576
2.65%, 1/25/2023	3,499,000	3,667,092
Credit Suisse AG (Switzerland)
2.80%, 4/8/2022	67,624,000	69,867,088
1.00%, 5/5/2023 (c)	18,143,000	18,386,866
Goldman Sachs Group, Inc. (The)
2.60%, 12/27/2020	14,668,000	14,691,064
(ICE LIBOR USD 3 Month + 1.77%), 1.98%, 2/25/2021 (a)	13,319,000	13,372,627
(ICE LIBOR USD 3 Month + 1.36%), 1.57%, 4/23/2021 (a)	3,240,000	3,252,775
2.63%, 4/25/2021	1,673,000	1,685,166
5.25%, 7/27/2021	10,950,000	11,296,264
5.75%, 1/24/2022	21,568,000	22,891,990
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (a)	13,993,000	14,299,954
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (a)	33,389,000	33,477,421
ING Bank NV (Netherlands)
2.75%, 3/22/2021 (b)	24,459,000	24,648,904
5.00%, 6/9/2021 (b)	15,208,000	15,580,472
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	2,115,000	2,187,502
Macquarie Bank Ltd. (Australia) 2.85%, 1/15/2021 (b)	16,688,000	16,739,083
(ICE LIBOR USD 3 Month + 0.45%), 0.68%, 8/6/2021 (a)(b)	40,914,000	41,015,666
(ICE LIBOR USD 3 Month + 0.45%), 0.65%, 11/24/2021 (a)(b)	47,038,000	47,196,755
2.10%, 10/17/2022 (b)	4,920,000	5,081,166
2.30%, 1/22/2025 (b)	8,275,000	8,784,776
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (b)	6,778,000	6,824,262

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Moody’s Corp. 4.50%, 9/1/2022	2,048,000	2,172,389
Morgan Stanley
5.75%, 1/25/2021	11,152,000	11,240,212
(ICE LIBOR USD 3 Month + 1.40%), 1.61%, 4/21/2021 (a)	11,354,000	11,413,340
2.50%, 4/21/2021	500,000	504,175
5.50%, 7/28/2021	7,295,000	7,538,157
2.63%, 11/17/2021	24,860,000	25,394,552
(ICE LIBOR USD 3 Month + 1.18%), 1.40%, 1/20/2022 (a)	13,929,000	13,949,349
2.75%, 5/19/2022	36,682,000	37,951,143
3.13%, 1/23/2023	18,075,000	19,097,381
(SOFR + 0.47%), 0.56%, 11/10/2023 (a)	21,754,000	21,769,083
Series F, 3.88%, 4/29/2024	1,805,000	1,994,924
3.70%, 10/23/2024	6,500,000	7,225,148
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,000,000	1,061,804
1.85%, 7/16/2025	22,000,000	22,691,304
State Street Corp.
1.95%, 5/19/2021 (c)	315,000	317,548
(SOFR + 2.69%), 2.82%, 3/30/2023 (a)	15,059,000	15,555,092
UBS AG (Switzerland) 1.75%, 4/21/2022 (b)	83,557,000	85,093,100
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 2.00%, 4/14/2021 (a)(b)	1,400,000	1,408,717
3.00%, 4/15/2021 (b)(c)	54,932,000	55,473,887
(ICE LIBOR USD 3 Month + 1.53%), 1.74%, 2/1/2022 (a)(b)	5,805,000	5,901,705
2.65%, 2/1/2022 (b)	17,966,000	18,449,824
3.49%, 5/23/2023 (b)	290,000	302,423
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a)(b)	56,500,000	56,904,980

		831,819,117

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.75%, 9/27/2021 (b)	20,860,000	21,087,568
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (b)	4,703,000	4,975,172
Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	23,628,648
Nutrition & Biosciences, Inc. 0.70%, 9/15/2022 (b)	15,000,000	15,053,903

		64,745,291

Commercial Services & Supplies — 0.3%
Republic Services, Inc. 0.88%, 11/15/2025	12,000,000	12,053,443

Investments	Principal Amount($)	Value($)
Waste Management, Inc. 0.75%, 11/15/2025	25,000,000	25,013,346

		37,066,789

Consumer Finance — 4.3%
American Express Co.
3.00%, 2/22/2021	15,608,000	15,669,964
(ICE LIBOR USD 3 Month + 0.53%), 0.75%, 5/17/2021 (a)	7,803,000	7,816,640
3.38%, 5/17/2021	1,500,000	1,517,430
(ICE LIBOR USD 3 Month + 0.60%), 0.82%, 11/5/2021 (a)	12,004,000	12,055,737
2.75%, 5/20/2022	117,000	120,861
2.50%, 8/1/2022	8,699,000	8,995,729
2.65%, 12/2/2022	885,000	925,722
3.40%, 2/27/2023	4,933,000	5,249,541
3.70%, 8/3/2023	3,130,000	3,397,360
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.70%), 0.95%, 3/3/2022 (a)	235,000	236,597
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.12%), 0.33%, 1/21/2022 (a)	59,724,000	59,720,434
0.88%, 7/7/2023	37,111,000	37,536,057
0.65%, 9/8/2023 (c)	31,889,000	32,132,552
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (b)	26,415,000	26,806,849
Capital One Financial Corp.
3.45%, 4/30/2021	41,973,000	42,401,124
(ICE LIBOR USD 3 Month + 0.95%), 1.19%, 3/9/2022 (a)	8,214,000	8,279,102
2.60%, 5/11/2023	25,000,000	26,208,356
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.30%), 0.55%, 3/8/2021 (a)	40,629,000	40,657,549
(ICE LIBOR USD 3 Month + 0.23%), 0.48%, 3/15/2021 (a)	60,425,000	60,458,657
Series I, (ICE LIBOR USD 3 Month + 0.39%), 0.61%, 5/17/2021 (a)	402,000	402,702
(ICE LIBOR USD 3 Month + 0.28%), 0.53%, 9/7/2021 (a)	5,838,000	5,849,032
(ICE LIBOR USD 3 Month + 0.22%), 0.45%, 1/6/2022 (a)	1,730,000	1,732,244
0.95%, 5/13/2022	25,206,000	25,445,341
1.95%, 11/18/2022	7,500,000	7,737,586
2.55%, 11/29/2022	9,656,000	10,072,818
0.80%, 11/13/2025	10,000,000	10,041,697
General Motors Financial Co., Inc.
4.20%, 11/6/2021	16,978,000	17,516,179
(SOFR + 1.20%), 1.29%, 11/17/2023 (a)	23,000,000	23,020,240

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.16%), 0.39%, 1/8/2021 (a)	100,000	100,016
2.80%, 3/4/2021	6,778,000	6,822,487
(ICE LIBOR USD 3 Month + 0.26%), 0.51%, 9/10/2021 (a)	300,000	300,726
3.15%, 10/15/2021	7,600,000	7,792,449
3.20%, 1/10/2022	189,000	195,068
(ICE LIBOR USD 3 Month + 0.38%), 0.63%, 3/7/2022 (a)	145,000	145,526
2.75%, 3/15/2022	1,000,000	1,031,276
2.80%, 1/27/2023	573,000	603,042
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 0.47%, 5/10/2021 (a)	1,099,000	1,099,838
0.80%, 6/8/2023	7,324,000	7,409,371
0.35%, 8/11/2023	16,872,000	16,909,465
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.13%), 0.35%, 8/13/2021 (a)	14,319,000	14,324,443
(ICE LIBOR USD 3 Month + 0.15%), 0.37%, 2/14/2022 (a)	30,437,000	30,466,889
0.45%, 7/22/2022	13,171,000	13,225,951
0.35%, 10/14/2022	65,417,000	65,484,149

		657,914,796

Diversified Financial Services — 0.9%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.65%), 0.87%, 1/22/2021 (a)(b)	25,952,000	25,975,725
1.90%, 10/6/2021 (b)	11,007,000	11,155,918
2.70%, 12/15/2021 (b)	412,000	422,230
2.30%, 7/1/2022 (b)	2,125,000	2,187,971
0.80%, 7/7/2023 (b)	8,310,000	8,389,391
Berkshire Hathaway, Inc. 2.20%, 3/15/2021	1,898,000	1,905,201
CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021 (b)	38,819,000	39,158,666
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (b)	3,245,000	3,332,767
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	2,070,000	2,137,698
ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	152,147
Shell International Finance BV (Netherlands) 0.38%, 9/15/2023	18,390,000	18,422,535
Siemens Financieringsmaatschappij NV (Germany) 1.70%, 9/15/2021 (b)	1,805,000	1,825,682

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 3/16/2022 (a)(b)	1,227,000	1,234,647
3.13%, 3/16/2024 (b)	17,407,000	18,762,434

		135,063,012

Diversified Telecommunication Services — 0.6%
Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (b)	700,000	726,511
Verizon Communications, Inc.
3.45%, 3/15/2021	5,603,000	5,653,966
(ICE LIBOR USD 3 Month + 1.00%), 1.24%, 3/16/2022 (a)	28,319,000	28,655,656
0.85%, 11/20/2025	50,000,000	50,204,146

		85,240,279

Electric Utilities — 2.7%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	7,821,000	7,831,750
Appalachian Power Co. 4.60%, 3/30/2021	16,917,000	16,970,770
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.72%, 5/14/2021 (a)(b)	17,301,000	17,334,672
3.55%, 9/15/2021	5,959,000	6,061,814
2.40%, 8/15/2022	1,279,000	1,319,936
3.75%, 4/15/2024	10,000,000	10,969,800
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.40%, 2/18/2022 (a)	15,373,000	15,374,952
Entergy Corp. 0.90%, 9/15/2025	10,000,000	10,014,647
Entergy Louisiana LLC 0.62%, 11/17/2023	34,117,000	34,180,275
Eversource Energy Series N, 3.80%, 12/1/2023	174,000	190,634
Exelon Corp. 2.45%, 4/15/2021	7,911,000	7,958,308
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023 (a)	76,259,000	76,289,308
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 0.70%, 5/4/2021 (a)	485,000	485,738
2.40%, 9/1/2021	25,763,000	26,163,074
(ICE LIBOR USD 3 Month + 0.72%), 0.93%, 2/25/2022 (a)	42,944,000	43,232,986
3.20%, 2/25/2022	20,100,000	20,788,847
2.90%, 4/1/2022	4,780,000	4,940,050
2.75%, 5/1/2025	13,157,000	14,255,609
PECO Energy Co. 1.70%, 9/15/2021	1,250,000	1,262,605
Pinnacle West Capital Corp. 1.30%, 6/15/2025	39,286,000	39,962,991

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
PPL Capital Funding, Inc. 3.95%, 3/15/2024 (c)	1,449,000	1,585,560
Southern Co. (The) 2.35%, 7/1/2021	33,111,000	33,446,665
Tampa Electric Co. 5.40%, 5/15/2021	5,014,000	5,126,623
Wisconsin Electric Power Co. 2.95%, 9/15/2021	11,716,000	11,887,187
Xcel Energy, Inc. 2.40%, 3/15/2021	650,000	652,678

		408,287,479

Electrical Equipment — 0.0% (e)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	1,400,000	1,449,891
Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,246,140

		5,696,031

Electronic Equipment, Instruments & Components — 0.0% (e)
ABB Treasury Center USA, Inc. (Switzerland) 4.00%, 6/15/2021 (b)	1,000,000	1,019,676

Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (c)	9,884,000	10,088,002
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	7,324,000	7,445,473

		17,533,475

Entertainment — 0.4%
TWDC Enterprises 18 Corp.
2.30%, 2/12/2021 (c)	5,436,000	5,456,494
3.75%, 6/1/2021	1,475,000	1,500,957
2.75%, 8/16/2021	484,000	492,232
2.55%, 2/15/2022	3,453,000	3,543,094
2.35%, 12/1/2022	5,400,000	5,606,559
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 0.50%, 9/1/2021 (a)	6,678,000	6,685,598
1.65%, 9/1/2022	19,999,000	20,459,590
3.00%, 9/15/2022	5,500,000	5,760,095
3.35%, 3/24/2025	8,710,000	9,639,521

		59,144,140

Equity Real Estate Investment Trusts (REITs) — 0.1%
Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021 (b)	7,774,000	7,808,281

Food & Staples Retailing — 0.1%
Kroger Co. (The) 2.95%, 11/1/2021	9,610,000	9,813,945

Investments	Principal Amount($)	Value($)
Food Products — 0.8%
Archer-Daniels-Midland Co. 2.75%, 3/27/2025	6,615,000	7,158,615
Cargill, Inc.
3.05%, 4/19/2021 (b)	3,285,000	3,319,611
4.31%, 5/14/2021 (b)	2,700,000	2,744,643
3.30%, 3/1/2022 (b)	3,075,000	3,165,765
1.38%, 7/23/2023 (b)	18,124,000	18,586,684
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 0.77%, 4/16/2021 (a)	18,608,000	18,640,210
3.20%, 4/16/2021	7,098,000	7,173,607
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (b)	36,765,000	37,266,485
2.13%, 9/19/2022 (b)	18,605,000	19,169,107
Mondelez International, Inc. 0.63%, 7/1/2022	7,039,000	7,072,928
Nestle Holdings, Inc. 3.10%, 9/24/2021 (b)	451,000	460,255
Unilever Capital Corp. (United Kingdom) 3.00%, 3/7/2022	1,541,000	1,593,639

		126,351,549

Health Care Equipment & Supplies — 0.0% (e)
Abbott Laboratories 2.55%, 3/15/2022	143,000	147,206
DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	1,032,813
Zimmer Biomet Holdings, Inc. (ICE LIBOR USD 3 Month + 0.75%), 0.98%, 3/19/2021 (a)	1,510,000	1,510,300

		2,690,319

Health Care Providers & Services — 0.8%
Anthem, Inc. 3.13%, 5/15/2022	22,700,000	23,598,548
Cigna Corp. (ICE LIBOR USD 3 Month + 0.65%), 0.90%, 9/17/2021 (a)	1,510,000	1,510,382
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.96%, 3/9/2021 (a)	1,858,000	1,861,344
3.35%, 3/9/2021	26,406,000	26,627,270
2.13%, 6/1/2021	8,193,000	8,252,526
4.10%, 3/25/2025	2,754,000	3,118,889
Laboratory Corp. of America Holdings 2.30%, 12/1/2024 (c)	23,704,000	25,107,669
McKesson Corp. 0.90%, 12/3/2025	24,754,000	24,744,346
UnitedHealth Group, Inc.
3.38%, 11/15/2021	1,051,000	1,073,312
2.88%, 12/15/2021	1,265,000	1,298,684
2.88%, 3/15/2022 (c)	6,495,000	6,667,832
3.35%, 7/15/2022	2,251,000	2,362,473

		126,223,275

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 1.30%, 5/7/2022	10,231,000	10,363,352

Household Products — 0.3%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,978,816
Kimberly-Clark Corp. 3.88%, 3/1/2021	247,000	249,195
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(b)	30,205,000	31,092,121

		37,320,132

Industrial Conglomerates — 0.4%
3M Co.
1.75%, 2/14/2023	205,000	211,119
2.25%, 3/15/2023 (c)	5,202,000	5,423,145
Honeywell International, Inc.
2.15%, 8/8/2022	3,051,000	3,145,218
0.48%, 8/19/2022	46,813,000	46,883,219
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 2/21/2021	2,150,000	2,161,361
Roper Technologies, Inc. 0.45%, 8/15/2022	5,216,000	5,221,893

		63,045,955

Insurance — 6.3%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 0.75%, 9/20/2021 (a)(b)	10,683,000	10,655,041
American International Group, Inc.
6.40%, 12/15/2020	5,739,000	5,751,683
3.30%, 3/1/2021	19,967,000	20,061,644
4.88%, 6/1/2022	291,000	310,189
2.50%, 6/30/2025	20,400,000	21,907,617
Athene Global Funding
4.00%, 1/25/2022 (b)	21,796,000	22,559,324
1.20%, 10/13/2023 (b)	51,300,000	51,586,518
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	9,215,000	10,178,539
Equitable Financial Life Global Funding 0.50%, 11/17/2023 (b)	26,647,000	26,670,775
Guardian Life Global Funding
2.00%, 4/26/2021 (b)	800,000	805,530
2.50%, 5/8/2022 (b)	5,994,000	6,180,876
3.40%, 4/25/2023 (b)	500,000	534,903
Jackson National Life Global Funding
2.60%, 12/9/2020 (b)	3,319,000	3,320,481

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.31%), 0.55%, 3/16/2021 (a)(b)	40,046,000	40,076,836
2.25%, 4/29/2021 (b)	23,984,000	24,176,940
(ICE LIBOR USD 3 Month + 0.48%), 0.73%, 6/11/2021 (a)(b)	837,000	838,989
3.30%, 2/1/2022 (b)	4,970,000	5,140,802
2.50%, 6/27/2022 (b)	2,091,000	2,161,181
2.38%, 9/15/2022 (b)	900,000	931,474
(SOFR + 0.60%), 0.68%, 1/6/2023(a)(b)	19,908,000	19,979,584
3.25%, 1/30/2024(b)	46,148,000	49,691,350
3.88%, 6/11/2025(b)	6,953,000	7,852,338
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	135,000	135,323
(ICE LIBOR USD 3 Month + 1.20%), 1.42%, 12/29/2021 (a)	1,000,000	1,000,423
MassMutual Global Funding II
2.00%, 4/15/2021 (b)	200,000	201,276
0.85%, 6/9/2023 (b)	39,446,000	39,906,302
0.48%, 8/28/2023 (b)	53,540,000	53,565,912
Met Tower Global Funding 0.55%, 7/13/2022 (b)	35,928,000	36,085,421
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.23%), 0.46%, 1/8/2021 (a)(b)	18,947,000	18,952,721
2.40%, 1/8/2021 (b)	21,905,000	21,951,573
(SOFR + 0.50%), 0.58%, 5/28/2021 (a)(b)	1,460,000	1,462,438
1.95%, 9/15/2021 (b)	7,177,000	7,270,738
3.45%, 10/9/2021 (b)	7,975,000	8,189,550
3.38%, 1/11/2022 (b)	850,000	878,997
3.00%, 1/10/2023 (b)	243,000	256,262
0.90%, 6/8/2023 (b)	16,933,000	17,155,269
0.45%, 9/1/2023 (b)	30,993,000	30,994,797
New York Life Global Funding
2.95%, 1/28/2021 (b)	430,000	431,705
2.00%, 4/13/2021 (b)	450,000	452,877
(ICE LIBOR USD 3 Month + 0.32%), 0.55%, 8/6/2021(a)(b)	2,417,000	2,421,975
3.25%, 8/6/2021 (b)	335,000	341,954
(ICE LIBOR USD 3 Month + 0.28%), 0.49%, 1/21/2022 (a)(b)	19,500,000	19,550,765
2.30%, 6/10/2022 (b)	1,650,000	1,700,903
0.40%, 9/20/202 2(b)	52,840,000	52,913,923
1.10%, 5/5/202 3 (b)	15,873,000	16,145,713
0.95%, 6/24/2025 (b)	25,855,000	26,178,553
Pricoa Global Funding I 2.20%, 6/3/2021 (b)	6,025,000	6,083,152

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Principal Life Global Funding II
(ICE LIBOR USD 3 Month + 0.33%), 0.57%, 3/2/2021 (a)(b)	9,572,000	9,577,591
(ICE LIBOR USD 3 Month + 0.40%), 0.63%, 10/6/2021 (a)(b)	40,392,000	40,484,614
2.38%, 11/21/2021 (b)	485,000	495,156
1.25%, 5/11/2023 (b)	84,951,000	86,576,893
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.75%, 6/28/2021 (a)(b)	6,490,000	6,509,008
3.40%, 6/28/2021 (b)	15,246,000	15,458,207
1.08%, 6/9/2023 (b)	20,009,000	20,342,488
1.17%, 7/15/2025 (b)	20,000,000	20,249,185
Reliance Standard Life Global Funding II
3.05%, 1/20/2021 (b)	9,470,000	9,505,496
2.15%, 1/21/2023 (b)	9,976,000	10,242,518
Suncorp-Metway Ltd. (Australia) 2.80%, 5/4/2022 (b)	145,000	149,989
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (b)	35,796,000	36,684,404

		951,876,685

Internet & Direct Marketing Retail — 0.0% (e)
Alibaba Group Holding Ltd. (China) 3.13%, 11/28/2021 (c)	2,039,000	2,084,042

IT Services — 0.6%
IBM Credit LLC
(ICE LIBOR USD 3 Month + 0.26%), 0.48%, 1/20/2021 (a)(c)	2,440,000	2,440,898
1.80%, 1/20/2021	103,000	103,207
(ICE LIBOR USD 3 Month + 0.16%), 0.38%, 2/5/2021 (a)	650,000	650,193
3.60%, 11/30/2021	300,000	309,973
2.20%, 9/8/2022 (c)	9,193,000	9,529,177
International Business Machines Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.62%, 5/13/2021 (a)	37,803,000	37,865,451
2.85%, 5/13/2022	37,561,000	38,968,736
1.88%, 8/1/2022	1,775,000	1,826,980
2.88%, 11/9/2022	2,215,000	2,330,889

		94,025,504

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. 4.13%, 3/25/2025	20,709,000	23,542,471

Machinery — 0.1%
Caterpillar, Inc. 3.90%, 5/27/2021	2,746,000	2,795,303

Investments	Principal Amount($)	Value($)
Stanley Black & Decker, Inc. 2.90%, 11/1/2022	3,975,000	4,167,507

		6,962,810

Media — 0.4%
Omnicom Group, Inc. 3.63%, 5/1/2022	9,683,000	10,115,025
ViacomCBS, Inc. 3.88%, 4/1/2024 (c)	50,000,000	54,570,436

		64,685,461

Metals & Mining — 0.2%
Newmont Corp. 3.63%, 6/9/2021	16,929,000	17,111,671
Nucor Corp. 2.00%, 6/1/2025	10,000,000	10,503,635

		27,615,306

Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co.
2.38%, 1/15/2021	312,000	312,799
3.75%, 11/15/2023	2,000,000	2,177,549
CenterPoint Energy, Inc. 3.60%, 11/1/2021	9,921,000	10,215,046
Consolidated Edison Co. of New York, Inc. Series C, (ICE LIBOR USD 3 Month + 0.40%), 0.63%, 6/25/2021 (a)	2,631,000	2,636,209
Dominion Energy, Inc. 2.72%, 8/15/2021(d)	20,166,000	20,473,572
Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.77%, 9/15/2023 (a)	31,071,000	31,120,896
NiSource, Inc. 0.95%, 8/15/2025	24,700,000	24,687,403
Sempra Energy (ICE LIBOR USD 3 Month + 0.45%), 0.70%, 3/15/2021 (a)	4,488,000	4,492,169

		96,115,643

Oil, Gas & Consumable Fuels — 1.7%
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022 (b)	3,655,000	3,834,605
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020 (b)	6,673,000	6,677,603
BP Capital Markets America, Inc. 4.74%, 3/11/2021	7,072,000	7,158,137
Chevron Corp. 1.55%, 5/11/2025	9,663,000	10,045,483
Chevron USA, Inc.
0.33%, 8/12/2022	16,407,000	16,422,510
0.43%, 8/11/2023	10,348,000	10,376,010
Enbridge Energy Partners LP 4.20%, 9/15/2021	2,363,000	2,410,199
Enterprise Products Operating LLC 2.80%, 2/15/2021	2,554,000	2,566,818

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
EOG Resources, Inc. 4.10%, 2/1/2021	1,630,000	1,640,376
Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,179,777
Exxon Mobil Corp.
1.90%, 8/16/2022 (c)	10,747,000	11,063,008
1.57%, 4/15/2023	48,100,000	49,444,059
Marathon Petroleum Corp. 5.13%, 3/1/2021	2,704,000	2,734,715
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 0.83%, 2/26/2021 (a)	1,115,000	1,115,101
0.90%, 2/15/2024	24,725,000	24,751,817
3.85%, 4/9/2025	25,000,000	27,966,984
Saudi Arabian Oil Co. (Saudi Arabia)
2.75%, 4/16/2022 (b)	4,800,000	4,917,000
1.25%, 11/24/2023 (b)(c)	8,000,000	8,080,000
Spectra Energy Partners LP 4.60%, 6/15/2021	2,700,000	2,733,759
Suncor Energy, Inc. (Canada) 3.60%, 12/1/2024	17,000,000	18,724,214
Total Capital International SA (France) 2.22%, 7/12/2021 (c)	16,284,000	16,453,050
TransCanada PipeLines Ltd. (Canada)
9.88%, 1/1/2021	911,000	917,918
3.75%, 10/16/2023 (c)	25,013,000	27,067,452

		258,280,595

Personal Products — 0.0%(e)
Estee Lauder Cos., Inc. (The) 1.70%, 5/10/2021	300,000	301,450

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.
2.88%, 2/19/2021	3,029,000	3,046,053
2.55%, 5/14/2021	3,968,000	4,009,570
2.25%, 8/15/2021	1,530,000	1,550,786
2.60%, 5/16/2022	6,770,000	6,998,788
3.55%, 8/15/2022	503,000	530,316
0.54%, 11/13/2023 (c)	1,180,000	1,181,788
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 0.57%, 5/14/2021 (a)	3,393,000	3,397,377
2.85%, 5/8/2022	15,098,000	15,643,868
2.88%, 6/1/2022	4,285,000	4,442,845
Pfizer, Inc.
3.00%, 9/15/2021	221,000	225,765
2.80%, 3/11/2022	247,000	254,872
Sanofi (France) 4.00%, 3/29/2021	1,014,000	1,026,662
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	11,998,000	12,174,719

Investments	Principal Amount($)	Value($)
Takeda Pharmaceutical Co. Ltd. (Japan)
4.00%, 11/26/2021	51,471,000	53,148,378
2.45%, 1/18/2022 (b)	5,232,000	5,335,578
Viatris, Inc. 1.13%, 6/22/2022 (b)	17,844,000	18,003,534
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.66%, 8/20/2021 (a)	22,902,000	22,954,033

		153,924,932

Road & Rail — 0.5%
ERAC USA Finance LLC
4.50%, 8/16/2021 (b)	250,000	257,152
2.60%, 12/1/2021 (b)	2,225,000	2,267,948
Penske Truck Leasing Co. LP
3.30%, 4/1/2021 (b)(c)	2,160,000	2,175,712
3.65%, 7/29/2021 (b)	15,088,000	15,365,106
3.38%, 2/1/2022 (b)	5,723,000	5,890,016
4.88%, 7/11/2022 (b)	11,895,000	12,725,192
1.20%, 11/15/2025 (b)	15,000,000	15,057,679
Ryder System, Inc.
3.45%, 11/15/2021	12,913,000	13,245,958
2.88%, 6/1/2022	6,291,000	6,501,028

		73,485,791

Semiconductors & Semiconductor Equipment — 0.0% (e)
Analog Devices, Inc. 2.50%, 12/5/2021	3,000,000	3,053,552
Intel Corp.
1.70%, 5/19/2021	1,426,000	1,431,644
3.30%, 10/1/2021	1,011,000	1,036,092

		5,521,288

Software—0.4%
Oracle Corp.
1.90%, 9/15/2021	2,136,000	2,160,653
2.50%, 5/15/2022	6,980,000	7,176,013
2.50%, 10/15/2022	12,679,000	13,187,783
2.50%, 4/1/2025	40,000,000	42,892,931

		65,417,380

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.85%, 5/6/2021	6,679,000	6,753,249
1.55%, 8/4/2021 (c)	400,000	403,020
1.70%, 9/11/2022	21,091,000	21,642,021

		28,798,290

Thrifts & Mortgage Finance — 1.7%
BPCE SA (France)
2.65%, 2/3/2021	10,768,000	10,810,533
2.75%, 12/2/2021	10,782,000	11,041,120
(ICE LIBOR USD 3 Month + 0.30%), 0.53%, 1/14/2022 (a)(b)	86,643,000	86,752,803

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(SOFR + 0.44%), 0.52%, 2/17/2022 (a)(b)	53,697,000	53,769,293
3.00%, 5/22/2022 (b)	11,561,000	11,986,798
2.75%, 1/11/2023 (b)	5,000,000	5,227,045
Nationwide Building Society (United Kingdom)
2.45%, 7/27/2021 (b)	6,750,000	6,843,921
2.00%, 1/27/2023 (b)	55,589,000	57,385,637
1.00%, 8/28/2025 (b)	19,718,000	19,682,310

		263,499,460

Tobacco — 0.9%
Altria Group, Inc.
4.75%, 5/5/2021	53,175,000	54,168,841
3.49%, 2/14/2022	8,640,000	8,975,240
Philip Morris International, Inc.
1.88%, 2/25/2021	2,069,000	2,074,211
4.13%, 5/17/2021	1,060,000	1,078,757
2.38%, 8/17/2022	11,000,000	11,384,667
2.50%, 8/22/2022	160,000	166,537
2.50%, 11/2/2022	2,620,000	2,726,412
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	50,794,467

		131,369,132

Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 1.20%, 6/1/2021 (a)(b)	15,273,000	15,112,734
(ICE LIBOR USD 3 Month + 0.67%), 0.88%, 7/30/2021 (a)(b)	6,254,000	6,148,413
2.88%, 1/20/2022 (b)	2,986,000	3,036,621
BOC Aviation Ltd. (Singapore)
(ICE LIBOR USD 3 Month + 1.05%), 1.26%, 5/2/2021 (a)(b)	5,737,000	5,737,000
2.38%, 9/15/2021 (b)	6,200,000	6,236,812

		36,271,580

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 0.83%, 3/22/2022 (a)	66,444,000	66,875,687
3.00%, 3/15/2023	1,586,000	1,666,586
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024 (c)	12,160,000	13,298,090

		81,840,363

TOTAL CORPORATE BONDS (Cost $9,881,673,056)		9,984,056,087

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — 7.4%
AIMCO CLO (Cayman Islands) Series 2015-AA, Class AR, 1.09%, 1/15/2028 (b)(f)	16,564,310	16,447,499
Apidos CLO (Cayman Islands) Series 2015-21A, Class A1R, 1.15%, 7/18/2027 (b)(f)	25,320,902	25,281,072
Avery Point CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR, 1.27%, 8/5/2027 (b)(f)	46,031,898	45,978,409
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 1.02%, 1/20/2028 (b)(f)	46,612,155	46,371,450
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class X, 1.94%, 7/15/2029 ‡(b)(f)	51,563	51,498
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 1.27%, 11/20/2028 (b)(f)	10,746,700	10,685,841
Series 2013-1A, Class A1R2, 1.45%, 1/20/2029 (b)(f)	2,950,983	2,947,165
Series 2016-3A, Class X, 0.84%, 11/15/2030 (b)(f)	327,386	327,370
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A, Class XRR, 0.97%, 4/22/2032 (b)(f)	481,934	481,909
CarMax Auto Owner Trust Series 2020-4, Class A2, 0.31%, 1/16/2024	40,247,000	40,242,142
CBAM Ltd. (Cayman Islands) Series 2017-3A, Class A, 1.45%, 10/17/2029 (b)(f)	6,100,000	6,094,223
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 1.02%, 1/20/2028 (b)(f)	4,693,441	4,652,876
Series 2017-5A, Class A1, 1.40%, 11/16/2030 (b)(f)	35,900,000	35,709,766
Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 1.22%, 10/20/2030 ‡(b)(f)	68,750	68,664
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (b)(f)	17,603,484	17,838,030
Cole Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR, 1.27%, 10/20/2028 (b)(f)	9,490,000	9,478,754

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021 (b)	3,041,809	3,049,413
Dorchester Park CLO DAC Series 2015-1A, Class AR, 1.12%, 4/20/2028 (b)(f)	7,897,036	7,875,114
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-30A, Class AR, 1.04%, 11/15/2028 (b)(f)	7,000,000	6,957,153
Series 2014-36A, Class XR2, 0.89%, 4/15/2029 ‡(b)(f)	400,000	400,021
Ford Credit Auto Owner Trust
Series 2020-C, Class A2, 0.25%, 10/15/2023	41,898,000	41,903,815
Series 2016-1, Class A, 2.31%, 8/15/2027 (b)	6,444,000	6,470,877
Series 2017-2, Class A, 2.36%, 3/15/2029 (b)	43,334,000	44,783,934
GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	26,206,000	26,215,869
GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class A2, 0.26%, 11/16/2023	6,465,000	6,464,768
GoldentTree Loan Management US CLO Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 1.17%, 4/20/2029 (b)(f)	4,000,000	3,983,864
Series 2020-7A, Class A, 2.12%, 4/20/2031 (b)(f)	5,000,000	5,014,995
Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	60,582,000	60,585,193
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 1.03%, 1/16/2028 (b)(f)	11,020,592	10,937,089
Series 17, Class A, 1.58%, 4/15/2029 (b)(f)	40,000,000	39,951,800
Series 32A, Class A1, 1/15/2032 (b)(f)(g)	18,000,000	18,000,000
KREF Ltd. Series 2018-FL1, Class A, 1.24%, 6/15/2036 (b)(f)	5,000,000	4,978,190
LCM XVII LP (Cayman Islands) Series 17A, Class XR, 0.84%, 10/15/2031 (b)(f)	405,000	405,000
LCM XX LP (Cayman Islands) Series 20A, Class AR, 1.26%, 10/20/2027 (b)(f)	23,602,000	23,573,725

Investments	Principal Amount($)	Value($)
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 1.04%, 1/15/2028 (b)(f)	5,220,000	5,182,709
Series 2016-18A, Class AR, 1.30%, 11/15/2028 (b)(f)	6,600,000	6,592,852
Series 2020-27A, Class A1, 1.76%, 7/20/2033 (b)(f)	22,058,000	22,069,404
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1R2, 1.04%, 7/15/2027 (b)(f)	8,360,046	8,316,306
Series 2017-16SA, Class A, 1.09%, 1/15/2028 (b)(f)	31,986,441	31,822,895
Series 2013-14A, Class AR2, 1.25%, 1/28/2030 (b)(f)	14,500,000	14,394,860
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1, 1.48%, 7/25/2030 (b)(f)	4,500,000	4,494,497
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 1.32%, 12/21/2029 (b)(f)	17,500,000	17,428,250
Oak Hill Credit Partners Ltd. (Cayman Islands) Series 2014-10RA, Class X, 0.85%, 12/12/2030 (b)(f)	518,750	518,750
OCP CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 1.07%, 4/17/2027 (b)(f)	9,195,515	9,167,882
Series 2015-9A, Class A1R, 1.04%, 7/15/2027 (b)(f)	21,347,158	21,250,626
Series 2016-12A, Class A1R, 1.34%, 10/18/2028 (b)(f)	1,000,000	997,128
Octagon Investment Partners 25 Ltd. (Cayman Islands) Series 2015-1A, Class AR, 1.02%, 10/20/2026 (b)(f)	14,614,495	14,564,572
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 1.28%, 1/20/2031 (b)(f)	35,000,000	34,822,795
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2018-4A, Class A1, 1.12%, 11/15/2026 (b)(f)	1,018,383	1,013,423
Series 2019-2A, Class A1, 1.19%, 4/20/2027 (b)(f)	9,106,768	9,070,541
Series 2019-4A, Class A1, 1.11%, 10/24/2027 (b)(f)	26,632,596	26,458,206
Series 2020-1A, Class A1, 1.02%, 2/20/2028 (b)(f)	18,100,987	17,953,789

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2020-2A, Class A1, 1.22%, 4/20/2028 (b)(f)	18,630,586	18,489,068
Series 2020-4A, Class A1, 1.13%, 11/25/2028 (b)(f)	70,000,000	70,071,960
Santander Drive Auto Receivables Trust Series 2020-3, Class A2, 0.46%, 9/15/2023	49,180,000	49,173,218
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 1.14%, 10/20/2027 (b)(f)	19,211,384	19,096,288
Series 2015-8A, Class A2R, 1.14%, 10/20/2027 (b)(f)	7,886,262	7,839,015
Stratus CLO Ltd. (Cayman Islands) Series 2020-2A, Class A, 1.57%, 10/15/2028 (b)(f)	46,316,000	46,307,848
Symphony CLO Ltd. (Cayman Islands)
Series 2014-14A, Class AR, 1.18%, 7/14/2026 (b)(f)	30,131,903	30,073,899
Series 2018-20A, Class X, 1.23%, 1/16/2032 (b)(f)	1,625,000	1,625,000
Series 2014-15A, Class XR2, 0.92%, 1/17/2032 (b)(f)	2,000,000	2,000,000
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (b)	5,184,000	5,211,785
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2012-1A, Class AR2, 1.12%, 1/15/2026 (b)(f)	2,145,467	2,142,073
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 1.29%, 10/20/2028 (b)(f)	10,000,000	9,982,270
Verizon Owner Trust
Series 2017-3A, Class A1B, 0.42%, 4/20/2022 (b)(f)	2,862	2,862
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	223,599	223,829
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	12,883,681	12,965,430
Volvo Financial Equipment LLC Series 2019-1A, Class A2, 2.90%, 11/15/2021 (b)	359,744	360,118
Voya CLO Ltd. (Cayman Islands) Series 2014-3A, Class A1R, 0.93%, 7/25/2026 (b)(f)	829,661	827,399
Westlake Automobile Receivables Trust Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (b)	415,987	416,452

Investments	Principal Amount($)	Value($)
Wind River CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR, 1.29%, 7/15/2028 (b)(f)	18,357,749	18,276,884

TOTAL ASSET-BACKED SECURITIES (Cost $1,114,307,516)		1,115,412,371

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Benchmark Mortgage Trust
Series 2018-B3, Class A2, 3.85%, 4/10/2051	5,500,000	5,822,497
Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,362,305
BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, 0.94%, 12/15/2036 (b)(f)	22,968,977	22,941,384
Series 2020-VKNG, Class A, 1.07%, 10/15/2037 (b)(f)	31,775,700	31,756,676
BXMT Ltd. (Cayman Islands)
Series 2017-FL1, Class A, 1.01%, 6/15/2035 (b)(f)	370,441	369,525
Series 2020-FL3, Class A, 1.55%, 3/15/2037(b)(f)	45,000,000	45,111,330
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 0.93%, 7/15/2032 (b)(f)	822,189	821,941
Citigroup Commercial Mortgage Trust Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	6,290,944
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.12%, 5/15/2036 (b)(f)	28,000,000	28,008,727
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2, 3.05%, 9/15/2050	2,500,000	2,577,951
DBGS Mortgage Trust Series 2018-BIOD, Class A, 0.94%, 5/15/2035 (b)(f)	26,753,605	26,745,311
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.94%, 5/15/2036 (b)(f)	5,600,000	5,585,953
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	7,730,939	8,013,401
Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	6,250,000	6,671,016

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
UBS Commercial Mortgage Trust
Series 2018-C8, Class A2, 3.71%, 2/15/2051	6,569,000	6,875,040
Series 2018-C11, Class A2, 3.99%, 6/15/2051	4,647,000	4,895,209
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	11,750,000	12,553,463

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $220,131,962)		220,402,673

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
1.13%, 9/30/2021	72,000,000	72,607,500
2.88%, 10/15/2021	139,200,000	142,533,187

TOTAL U.S. TREASURY OBLIGATIONS (Cost $215,133,673)		215,140,687

FOREIGN GOVERNMENT SECURITIES — 0.2%
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.07%, 5/25/2023 (a) (Cost $28,940,661)	28,420,000	28,936,913

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(e)
FHLMC, REMIC Series 4002, Class MA, 2.00%, 1/15/2039 (Cost $2,620,576)	2,617,617	2,621,626

SHORT-TERM INVESTMENTS — 23.7%
CERTIFICATES OF DEPOSIT — 4.3%
Barclays Bank plc (United Kingdom)
0.90%, 6/24/2021	65,865,000	66,106,986
0.70%, 7/29/2021	6,500,000	6,518,956

Investments	Principal Amount($)	Value($)
Canadian Imperial Bank of Commerce (Canada) 0.42%, 6/22/2021	90,500,000	90,605,312
Chiba Bank Ltd. (Japan)
0.34%, 1/28/2021	20,666,000	20,668,435
0.34%, 2/1/2021	31,546,000	31,549,416
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.21%), 0.42%, 8/9/2021 (a)	36,098,000	36,132,903
(ICE LIBOR USD 3 Month + 0.48%), 0.73%, 9/17/2021 (a)	33,446,000	33,546,441
Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	50,000,000	50,006,760
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.20%), 0.41%, 1/21/2021 (a)	21,927,000	21,928,516
Kookmin Bank (South Korea) (ICE LIBOR USD 3 Month + 0.27%), 0.49%, 10/29/2021 (a)	17,452,000	17,451,997
Lloyds Bank Corporate Markets plc (United Kingdom) 0.61%, 6/17/2021	73,000,000	73,134,017
Lloyds Bank plc (United Kingdom) (SOFR + 0.30%), 0.38%, 11/16/2021 (a)	27,890,000	27,882,401
MUFG Bank Ltd. (Japan) 0.32%, 10/15/2021	3,600,000	3,600,601
Shinhan Bank (South Korea) 0.47%, 11/3/2021	29,452,000	29,450,856
Shizuoka Bank (Japan)
0.39%, 2/10/2021	20,000,000	20,003,023
0.39%, 2/12/2021	50,000,000	50,007,665
Societe Generale SA (France) 0.32%, 9/17/2021	28,300,000	28,311,604
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.32%), 0.53%, 11/22/2021 (a)	47,564,000	47,573,267

TOTAL CERTIFICATES OF DEPOSIT (Cost $653,752,232)		654,479,156

COMMERCIAL PAPER — 8.9%
Archer-Daniels-Midland Co. 0.10%, 12/30/2020 (b)(h)	1,100,000	1,099,890
Banco Santander SA (Spain) 0.47%, 9/2/2021 (b)(h)	17,673,000	17,634,927
BAT International Finance plc (United Kingdom)
0.25%, 12/1/2020 (b)(h)	1,800,000	1,799,990
0.35%, 12/24/2020 (b)(h)	13,750,000	13,748,277
BPCE SA (France)
0.30%, 7/1/2021 (b)(h)	3,000,000	2,995,101
0.29%, 9/1/2021 (b)(h)	35,000,000	34,922,465

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Campbell Soup Co. 2.04%, 3/1/2021 (b)(h)	29,450,000	29,431,761
Conagra Brands, Inc. 0.90%, 4/8/2021 (b)(h)	35,250,000	35,168,781
Electricite de France SA (France) 0.56%, 6/28/2021 (b)(h)	90,000,000	89,853,000
Eli Lilly & Co. 0.09%, 12/7/2020 (b)(h)	4,600,000	4,599,929
Enel Finance America LLC
0.40%, 1/6/2021 (b)(h)	16,139,000	16,135,600
0.40%, 1/12/2021 (b)(h)	9,534,000	9,531,620
0.40%, 1/14/2021 (b)(h)	21,616,000	21,610,326
0.40%, 4/15/2021 (b)(h)	16,439,000	16,420,617
0.41%, 4/22/2021 (b)(h)	12,431,000	12,416,038
Eni Finance USA, Inc. (Italy)
0.41%, 3/15/2021 (b)(h)	25,818,000	25,787,879
0.58%, 7/30/2021 (b)(h)	21,075,000	21,006,148
0.58%, 10/18/2021 (b)(h)	23,300,000	23,192,671
0.58%, 10/20/2021 (h)	22,600,000	22,494,842
0.57%, 10/29/2021 (b)(h)	19,500,000	19,405,664
Entergy Corp. 0.30%, 2/4/2021 (b)(h)	30,360,000	30,340,853
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.40%, 8/27/2021 (b)(h)	174,311,000	173,971,094
Glencore Funding LLC (Australia)
0.50%, 12/8/2020 (b)(h)	14,349,000	14,348,158
0.60%, 2/23/2021 (b)(h)	20,535,000	20,507,121
0.59%, 3/19/2021 (b)(h)	35,000,000	34,941,927
KEB Hana Bank (South Korea) 0.40%, 7/23/2021 (b)(h)	18,776,000	18,746,217
Landesbank Baden-Wurttemberg (Germany) 0.26%, 1/5/2021 (h)	108,460,000	108,438,959
LVMH Moet Hennessy Louis Vuitton SE (France) 0.28%, 9/23/2021 (b)(h)	84,120,000	83,954,830
National Bank of Canada (Canada) 0.25%, 7/20/2021 (b)(h)	52,250,000	52,168,850
National Grid plc (United Kingdom)
0.32%, 1/21/2021 (b)(h)	30,000,000	29,990,683
0.32%, 1/22/2021 (b)(h)	18,750,000	18,744,065
NatWest Markets plc (United Kingdom)
0.61%, 4/29/2021 (b)(h)	16,590,000	16,575,484
0.66%, 7/26/2021 (b)(h)	27,281,000	27,216,612
Nederlandse Waterschapsbank NV (Netherlands) 0.16%, 2/16/2021 (b)(h)	3,000,000	2,998,856
Nutrien Ltd. (Canada) 0.24%, 12/31/2020 (b)(h)	1,600,000	1,599,723
Procter & Gamble Co. (The) 0.13%, 3/31/2021 (b)(h)	3,600,000	3,598,185
Rogers Communications, Inc. (Canada) 0.55%, 8/26/2021 (b)(h)	39,167,000	39,064,567
Schlumberger Holdings Corp.
0.47%, 7/29/2021 (b)(h)	15,300,000	15,269,682
0.49%, 8/16/2021 (b)(h)	42,000,000	41,907,839

Investments	Principal Amount($)	Value($)
Shell International Finance BV (Netherlands)
3.25%, 3/29/2021 (b)(h)	34,360,000	34,337,398
0.16%, 5/25/2021 (b)(h)	3,600,000	3,596,145
Suncor Energy, Inc. (Canada)
0.25%, 1/22/2021 (b)(h)	1,300,000	1,299,588
0.33%, 4/21/2021 (b)(h)	5,253,000	5,246,743
Telstra Corp. Ltd. (Australia) 0.40%, 10/27/2021 (b)(h)	45,743,000	45,586,544
Total Capital Canada Ltd. (France) 0.18%, 1/28/2021 (b)(h)	3,600,000	3,599,003
Waste Management, Inc.
0.35%, 7/6/2021 (b)(h)	67,820,000	67,704,597
0.45%, 9/17/2021 (b)(h)	42,068,000	41,948,303

TOTAL COMMERCIAL PAPER (Cost $1,355,693,373)		1,356,957,552

	Shares
INVESTMENT COMPANIES — 9.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (i)(j) (Cost $1,493,328,425)	1,493,328,425	1,493,328,425

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (i)(j)	21,233,332	21,235,455
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j)	3,790,460	3,790,460

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $25,027,038)		25,025,915

	Principal Amount($)
REPURCHASE AGREEMENTS — 0.5%
Wells Fargo Securities LLC, 0.67%, dated 11/30/2020, due 12/28/2020, repurchase price $70,036,478, collateralized by Collateralized Mortgage Obligations, 0.26% - 6.08%, due 8/17/2032 - 9/17/2057, with the value of $75,728,037. (Cost $70,000,000)	70,000,000	70,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,597,801,068)		3,599,791,048

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Total Investments — 100.1% (Cost $15,060,608,512)		15,166,361,405
Liabilities in Excess of Other Assets — (0.1)%		(9,011,917)

Net Assets — 100.0%		15,157,349,488

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 is $24,271,276.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of November 30, 2020.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(631)	03/2021	USD	(139,357,336)	(54,316)
U.S. Treasury 5 Year Note	(5,417)	03/2021	USD	(682,542,000)	(472,597)

					(526,913)

Abbreviations

USD	United States Dollar

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,114,892,188	$520,183	$1,115,412,371
Collateralized Mortgage Obligations	—	2,621,626	—	2,621,626
Commercial Mortgage-Backed Securities	—	220,402,673	—	220,402,673
Corporate Bonds	—	9,984,056,087	—	9,984,056,087
Foreign Government Securities	—	28,936,913	—	28,936,913
U.S. Treasury Obligations	—	215,140,687	—	215,140,687
Short-Term Investments
Certificates of Deposit	—	654,479,156	—	654,479,156
Commercial Paper	—	1,356,957,552	—	1,356,957,552
Investment Companies	1,493,328,425	—	—	1,493,328,425
Investment of cash collateral from securities loaned	25,025,915	—	—	25,025,915
Repurchase Agreements	—	70,000,000	—	70,000,000

Total Short-Term Investments	1,518,354,340	2,081,436,708	—	3,599,791,048

Total Investments in Securities(a)	$1,518,354,340	$13,647,486,882	$520,183	$15,166,361,405

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(526,913)	$—		$(526,913)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.16% (a)(b)	$1,000,000	$262,000,000	$241,750,000	$(13,422)	$(1,123)	$21,235,455	21,233,332	$95,238	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,286,200	303,317,394	300,813,134	—	—	3,790,460	3,790,460	11,342	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	667,817,128	8,179,597,136	7,354,085,839	—	—	1,493,328,425	1,493,328,425	1,200,677	—

Total	$670,103,328	$8,744,914,530	$7,896,648,973	$(13,422)	$(1,123)	$1,518,354,340		$1,307,257	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.